[LATHAM & WATKINS LLP LETTERHEAD]

February 23, 2005

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549
Attention:  Sara Dunton, Branch Chief
Margery Reich
Johanna Vega Losert
Amy Geddes

  Re:
  Accuride Corporation
  Registration Statement on Form S-1   (Registration No. 333-121944)

Ladies and Gentlemen:

        On behalf of Accuride Corporation, a Delaware corporation (the "Company"), enclosed herewith for filing under the Securities Act of 1933, as amended (the "Securities Act"), is Amendment No. 1 to the Registration Statement on Form S-1 relating to the initial public offering of the Company's common stock. The Company has previously paid the registration fee of $34,133 by wire transfer to the Commission's account at Mellon Bank as permitted by the Rules under the Securities Act.

        Should the Staff have any comments regarding the enclosed Form S-1, please contact the undersigned at (650) 463-3043 or Christopher D. Lueking of this firm at (312) 876-7680.

Very truly yours,
/s/ MARK ROEDER
Mark Roeder of LATHAM & WATKINS LLP
cc:
Accuride Corporation
Christopher D. Lueking, Esq.